UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s PGIM Global Real Estate Fund and PGIM Jennison Technology Fund (each a “Fund” and collectively the “Funds”))

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2021

Date of reporting period:	04/30/2021

Item 1 – Reports to Stockholders

PGIM GLOBAL REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Global Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Real Estate Fund

June 15, 2021

PGIM Global Real Estate Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	25.96	24.91	5.17	5.65	—
Class C	25.57	30.32	5.77	5.58	—
Class R	25.86	31.90	6.19	6.06	—
Class Z	26.23	32.72	6.84	6.65	—
Class R2	26.01	32.20	N/A	N/A	7.21 (12/27/17)
Class R4	26.14	32.49	N/A	N/A	7.48 (12/27/17)
Class R6	26.32	32.84	6.99	N/A	7.23 (8/23/13)
FTSE EPRA/NAREIT Developed Index
	31.91	33.84	5.18	5.88	—
S&P 500 Index
	28.85	45.96	17.41	14.16	—

Average Annual Total Returns as of 4/30/21 Since Inception (%)
				Class R2, R4 (12/27/17)	Class R6 (8/23/13)
FTSE EPRA/NAREIT Developed Index				5.04	6.50
S&P 500 Index				16.52	15.31

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fee	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the US have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Global Real Estate Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Real Estate Sectors	Country	% of Net Assets
Prologis, Inc.	Industrial REITs	United States	5.0%
Welltower, Inc.	Health Care REITs	United States	3.9%
Equity Residential	Residential REITs	United States	2.9%
Essex Property Trust, Inc.	Residential REITs	United States	2.8%
Vonovia SE	Real Estate Operating Companies	Germany	2.8%
Simon Property Group, Inc.	Retail REITs	United States	2.3%
Sun Hung Kai Properties Ltd.	Diversified Real Estate Activities	Hong Kong	2.2%
Segro PLC	Industrial REITs	United Kingdom	2.0%
Essential Properties Realty Trust, Inc.	Diversified REITs	United States	2.0%
National Retail Properties, Inc.	Retail REITs	United States	2.0%

Holdings reflect only long-term Investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Global Real Estate Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Real Estate Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,259.60	1.32%	$7.40
	Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
Class C	Actual	$1,000.00	$1,255.70	1.99%	$11.13
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class R	Actual	$1,000.00	$1,258.60	1.57%	$8.79
	Hypothetical	$1,000.00	$1,017.01	1.57%	$7.85
Class Z	Actual	$1,000.00	$1,262.30	0.93%	$5.22
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Class R2	Actual	$1,000.00	$1,260.10	1.30%	$7.28
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class R4	Actual	$1,000.00	$1,261.40	1.05%	$5.89
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class R6	Actual	$1,000.00	$1,263.20	0.79%	$4.43
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS

Australia 3.2%
Ingenia Communities Group, REIT	3,853,004	$15,716,911
Mirvac Group, REIT	5,549,087	11,536,341
Stockland, REIT	4,533,675	16,358,892

		43,612,144

Belgium 2.8%
Aedifica SA, REIT	123,432	15,090,161
Shurgard Self Storage SA	68,053	3,173,591
VGP NV	65,820	11,539,625
Warehouses De Pauw CVA, REIT	229,433	8,089,448

		37,892,825
Canada 2.7%
Canadian Apartment Properties REIT, REIT	192,924	8,576,144
InterRent Real Estate Investment Trust, REIT	871,228	10,880,161
Summit Industrial Income REIT, REIT	1,342,304	17,047,037

		36,503,342

China 0.9%
ESR Cayman Ltd., 144A*	1,925,084	6,584,952
GDS Holdings Ltd. (Class A Stock)*	533,921	5,537,980

		12,122,932

France 1.1%
Klepierre SA, REIT	159,101	4,209,079
Unibail-Rodamco-Westfield, REIT*	129,337	10,611,622

		14,820,701

Germany 4.6%
alstria office REIT-AG, REIT	607,596	10,867,202
Aroundtown SA	1,798,701	13,850,517
Vonovia SE	559,737	36,816,852

		61,534,571

Hong Kong 6.7%
CK Asset Holdings Ltd.	835,820	5,241,137
Hang Lung Properties Ltd.	5,515,546	15,062,121
Link REIT, REIT	975,466	9,225,580

See Notes to Financial Statements.

PGIM Global Real Estate Fund	9

Schedule of Investments  (unaudited)  (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont’d.)
New World Development Co. Ltd.	1,431,513	$7,578,058
Sun Hung Kai Properties Ltd.	1,966,017	29,662,171
Wharf Real Estate Investment Co. Ltd.	4,186,959	24,060,553

		90,829,620

Japan 11.6%
Activia Properties, Inc., REIT	2,883	13,268,737
GLP J-REIT, REIT	4,336	7,262,096
Invincible Investment Corp., REIT	37,573	13,450,086
Japan Hotel REIT Investment Corp., REIT	26,078	14,912,778
Japan Metropolitan Fund Investment Corp., REIT	5,397	5,311,386
Mitsubishi Estate Co. Ltd.	270,409	4,447,023
Mitsui Fudosan Co. Ltd.	706,384	15,340,114
Mitsui Fudosan Logistics Park, Inc., REIT	1,146	5,924,610
Nippon Building Fund, Inc., REIT	3,631	23,855,371
Nippon Prologis REIT, Inc., REIT	3,444	11,039,031
Nomura Real Estate Master Fund, Inc., REIT	7,280	11,566,498
Seibu Holdings, Inc.*	1,244,295	13,382,800
Sumitomo Realty & Development Co. Ltd.	488,810	16,268,998

		156,029,528

Singapore 0.9%
Frasers Centrepoint Trust, REIT	4,087,972	7,460,439
Keppel DC REIT, REIT	2,227,885	4,508,680

		11,969,119

Spain 1.0%
Inmobiliaria Colonial Socimi SA, REIT	1,323,264	13,432,174

Sweden 1.5%
Pandox AB*	1,162,099	20,370,941

United Kingdom 7.1%
Big Yellow Group PLC, REIT	671,105	11,090,075
British Land Co. PLC (The), REIT	3,143,200	22,451,215
Capital & Counties Properties PLC, REIT*	5,818,040	14,650,842
Land Securities Group PLC, REIT	527,942	5,253,631
Segro PLC, REIT	1,959,990	27,194,302
UNITE Group PLC (The), REIT	960,969	15,370,337

		96,010,402

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

United States 55.4%
Acadia Realty Trust, REIT	778,413	$16,261,048
Agree Realty Corp., REIT	151,700	10,673,612
Americold Realty Trust, REIT	192,595	7,778,912
Camden Property Trust, REIT	137,037	16,510,218
CareTrust REIT, Inc., REIT	471,204	11,393,713
Community Healthcare Trust, Inc., REIT	244,221	12,435,733
Digital Realty Trust, Inc., REIT(a)	142,346	21,965,411
Duke Realty Corp., REIT	428,748	19,945,357
Equinix, Inc., REIT	8,626	6,217,276
Equity LifeStyle Properties, Inc., REIT	35,103	2,436,148
Equity Residential, REIT	520,121	38,608,582
Essential Properties Realty Trust, Inc., REIT	1,036,708	27,151,382
Essex Property Trust, Inc., REIT	128,322	37,280,107
Extra Space Storage, Inc., REIT	145,130	21,579,380
Gaming & Leisure Properties, Inc., REIT	96,498	4,486,192
Global Medical REIT, Inc., REIT	1,583,759	22,742,779
Highwoods Properties, Inc., REIT	263,671	11,809,824
Host Hotels & Resorts, Inc., REIT*	808,466	14,681,743
Hudson Pacific Properties, Inc., REIT	622,893	17,509,522
Invitation Homes, Inc., REIT	324,778	11,386,717
Kilroy Realty Corp., REIT	260,626	17,863,306
Life Storage, Inc., REIT	222,644	21,387,183
MGM Growth Properties LLC (Class A Stock), REIT	351,548	12,662,759
National Retail Properties, Inc., REIT	566,279	26,286,671
NETSTREIT Corp., REIT	77,739	1,619,303
New Senior Investment Group, Inc., REIT	2,613,364	17,300,470
Park Hotels & Resorts, Inc., REIT*	358,299	7,993,651
Pebblebrook Hotel Trust, REIT	530,035	12,657,236
Prologis, Inc., REIT	572,990	66,770,525
Public Storage, REIT	39,801	11,190,449
QTS Realty Trust, Inc. (Class A Stock), REIT	138,889	9,234,730
Regency Centers Corp., REIT	238,437	15,178,899
Rexford Industrial Realty, Inc., REIT	175,138	9,728,916
RLJ Lodging Trust, REIT	936,080	15,108,331
Simon Property Group, Inc., REIT	255,245	31,073,526
SL Green Realty Corp., REIT(a)	314,877	23,304,047
Sun Communities, Inc., REIT	94,533	15,770,940
UDR, Inc., REIT	472,153	21,931,507
Urban Edge Properties, REIT	497,591	9,379,590
VICI Properties, Inc., REIT(a)	166,017	5,262,739

See Notes to Financial Statements.

PGIM Global Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
Welltower, Inc., REIT	709,207	$53,211,801
Xenia Hotels & Resorts, Inc., REIT*	545,994	10,608,663

		748,378,898

TOTAL LONG-TERM INVESTMENTS (cost $1,058,885,611)		1,343,507,197

SHORT-TERM INVESTMENTS 0.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	127,659	127,659
PGIM Institutional Money Market Fund (cost $12,141,913; includes $12,140,789 of cash collateral for securities on loan)(b)(wa)	12,148,307	12,142,233

TOTAL SHORT-TERM INVESTMENTS (cost $12,269,572)		12,269,892

TOTAL INVESTMENTS 100.4% (cost $1,071,155,183)		1,355,777,089
Liabilities in excess of other assets (0.4)%		(5,597,986)

NET ASSETS 100.0%		$ 1,350,179,103

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CVA—Certificate Van Aandelen (Bearer)

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,952,058; cash collateral of $12,140,789 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

12

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$43,612,144	$—
Belgium	—	37,892,825	—
Canada	36,503,342	—	—
China	—	12,122,932	—
France	—	14,820,701	—
Germany	—	61,534,571	—
Hong Kong	—	90,829,620	—
Japan	—	156,029,528	—
Singapore	—	11,969,119	—
Spain	—	13,432,174	—
Sweden	—	20,370,941	—
United Kingdom	—	96,010,402	—
United States	748,378,898	—	—
Affiliated Mutual Funds	12,269,892	—	—

Total	$797,152,132	$558,624,957	$—

See Notes to Financial Statements.

PGIM Global Real Estate Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

Residential REITs	14.4%
Retail REITs	13.8
Industrial REITs	13.5
Health Care REITs	9.7
Office REITs	8.8
Specialized REITs	8.6
Hotel & Resort REITs	7.5
Diversified Real Estate Activities	6.9
Real Estate Operating Companies	6.7
Diversified REITs	6.3
Hotels, Resorts & Cruise Lines	1.5

Railroads	1.0%
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	0.9
Real Estate Development	0.4
Internet Services & Infrastructure	0.4

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$11,952,058	$(11,952,058)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Assets
Investments at value, including securities on loan of $11,952,058:
Unaffiliated investments (cost $1,058,885,611)	$1,343,507,197
Affiliated investments (cost $12,269,572)	12,269,892
Foreign currency, at value (cost $395,761)	391,105
Receivable for investments sold	3,569,760
Dividends receivable	3,189,204
Receivable for Fund shares sold	1,880,705
Tax reclaim receivable	740,941
Prepaid expenses	9,302

Total Assets	1,365,558,106

Liabilities
Payable to broker for collateral for securities on loan	12,140,789
Payable for Fund shares purchased	1,688,546
Management fee payable	816,074
Payable for investments purchased	391,658
Accrued expenses and other liabilities	271,885
Distribution fee payable	54,729
Affiliated transfer agent fee payable	15,218
Trustees’ fees payable	104

Total Liabilities	15,379,003

Net Assets	$1,350,179,103

Net assets were comprised of:
Shares of beneficial interest, at par	$53,456
Paid-in capital in excess of par	984,031,923
Total distributable earnings (loss)	366,093,724

Net assets, April 30, 2021	$1,350,179,103

See Notes to Financial Statements.

PGIM Global Real Estate Fund	15

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Class A
Net asset value and redemption price per share,
($142,861,800 ÷ 5,681,689 shares of beneficial interest issued and outstanding)	$25.14
Maximum sales charge (5.50% of offering price)	1.46

Maximum offering price to public	$26.60

Class C
Net asset value, offering price and redemption price per share,
($17,342,757 ÷ 709,190 shares of beneficial interest issued and outstanding)	$24.45

Class R
Net asset value, offering price and redemption price per share,
($14,362,665 ÷ 573,142 shares of beneficial interest issued and outstanding)	$25.06

Class Z
Net asset value, offering price and redemption price per share,
($702,101,024 ÷ 27,763,268 shares of beneficial interest issued and outstanding)	$25.29

Class R2
Net asset value, offering price and redemption price per share,
($465,102 ÷ 18,428 shares of beneficial interest issued and outstanding)	$25.24

Class R4
Net asset value, offering price and redemption price per share,
($830,076 ÷ 32,866 shares of beneficial interest issued and outstanding)	$25.26

Class R6
Net asset value, offering price and redemption price per share,
($472,215,679 ÷ 18,677,619 shares of beneficial interest issued and outstanding)	$25.28

See Notes to Financial Statements.

16

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $690,862 foreign withholding tax)	$15,099,800
Income from securities lending, net (including affiliated income of $5,780)	6,269
Affiliated dividend income	2,790

Total income	15,108,859

Expenses
Management fee	4,701,856
Distribution fee(a)	354,372
Shareholder servicing fees(a)	457
Transfer agent’s fees and expenses (including affiliated expense of $37,317)(a)	642,599
Custodian and accounting fees	106,801
Registration fees(a)	52,992
Shareholders’ reports	31,382
Audit fee	15,037
Trustees’ fees	12,708
Legal fees and expenses	10,906
Miscellaneous	52,457

Total expenses	5,981,567
Less: Fee waiver and/or expense reimbursement(a)	(12,206)
Distribution fee waiver(a)	(17,066)

Net expenses	5,952,295

Net investment income (loss)	9,156,564

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,057))	126,837,857
Foreign currency transactions	(32,174)

126,805,683

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,561))	155,721,625
Foreign currencies	(23,100)

155,698,525

Net gain (loss) on investment and foreign currency transactions	282,504,208

Net Increase (Decrease) In Net Assets Resulting From Operations	$291,660,772

See Notes to Financial Statements.

PGIM Global Real Estate Fund	17

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	196,723	106,030	51,197	—	422	—	—
Shareholder servicing fees	—	—	—	—	127	330	—
Transfer agent’s fees and expenses	146,421	15,899	13,199	462,099	297	592	4,092
Registration fees	7,732	5,880	6,005	13,151	6,144	6,200	7,880
Fee waiver and/or expense reimbursement	—	—	—	—	(6,121)	(6,085)	—
Distribution fee waiver	—	—	(17,066)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,156,564	$25,311,827
Net realized gain (loss) on investment and foreign currency transactions	126,805,683	24,430,338
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	155,698,525	(320,056,808)

Net increase (decrease) in net assets resulting from operations	291,660,772	(270,314,643)

Dividends and Distributions
Distributions from distributable earnings
Class A	(586,120)	(17,767,151)
Class B	—	(380,431)
Class C	(47,134)	(5,500,197)
Class R	(40,295)	(2,023,130)
Class Z	(3,811,057)	(109,591,519)
Class R2	(1,350)	(25,361)
Class R4	(4,088)	(73,643)
Class R6	(2,751,627)	(47,655,645)

	(7,241,671)	(183,017,077)

Tax return of capital distributions
Class A	—	(1,511,005)
Class B	—	(32,353)
Class C	—	(467,764)
Class R	—	(172,057)
Class Z	—	(9,320,197)
Class R2	—	(2,157)
Class R4	—	(6,263)
Class R6	—	(4,052,869)

	—	(15,564,665)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	122,331,090	321,462,855
Net asset value of shares issued in reinvestment of dividends and distributions	6,585,952	173,255,496
Cost of shares purchased	(215,291,471)	(590,994,288)

Net increase (decrease) in net assets from Fund share transactions	(86,374,429)	(96,275,937)

Total increase (decrease)	198,044,672	(565,172,322)

Net Assets:
Beginning of period	1,152,134,431	1,717,306,753

End of period	$1,350,179,103	$1,152,134,431

See Notes to Financial Statements.

PGIM Global Real Estate Fund	19

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM Global Real Estate Fund, PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Global Real Estate Fund (the “Fund”).

The investment objective of the Fund is capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

20

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

PGIM Global Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the

22

Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on

PGIM Global Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

24

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into an amended and restated subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited (formerly PGIM Fund Management Limited), an indirect wholly-owned subsidiary of PGIM, Inc. (together, the “Subadvisers”). The Manager pays for the services of the Subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to and including $5 billion, 0.74% on the next $5 billion and 0.73% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.30% of average daily net assets for Class R2 shares or 1.05% of average daily net assets for Class R4 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such wavier/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and

PGIM Global Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.50% of the average daily net assets of Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2021, PIMS received $22,984 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $196 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money

26

Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $1,129,076,057 and $1,215,703,983, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$10,467,928	$82,865,475	$93,205,744	$—	$—	$127,659	127,659	$2,790

PGIM Institutional Money Market Fund (1)(b)(wa)
105,326,732	111,272,459	204,445,340	(3,561)	(8,057)	12,142,233	12,148,307	5,780	(2)

$115,794,660	$194,137,934	$297,651,084	$(3,561)	$(8,057)	$12,269,892		$8,570

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$1,096,039,911

Gross Unrealized Appreciation	286,665,135
Gross Unrealized Depreciation	(26,927,957)

Net Unrealized Appreciation	$259,737,178

PGIM Global Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $5,196,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6. The Fund currently does not have any Class B shares outstanding.

28

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R	54,283	9.5%
Class Z	55,620	0.2%
Class R4	504	1.5%
Class R6	1,930,923	10.3%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	6	58.0%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	209,874	$4,864,402
Shares issued in reinvestment of dividends and distributions	22,815	513,057
Shares purchased	(969,496)	(22,087,112)

Net increase (decrease) in shares outstanding before conversion	(736,807)	(16,709,653)
Shares issued upon conversion from other share class(es)	377,132	8,757,910
Shares purchased upon conversion into other share class(es)	(61,365)	(1,386,055)

Net increase (decrease) in shares outstanding	(421,040)	$(9,337,798)

Year ended October 31, 2020:
Shares sold	749,792	$16,534,254
Shares issued in reinvestment of dividends and distributions	727,153	16,929,477
Shares purchased	(2,164,337)	(46,443,509)

Net increase (decrease) in shares outstanding before conversion	(687,392)	(12,979,778)
Shares issued upon conversion from other share class(es)	724,848	15,258,279
Shares purchased upon conversion into other share class(es)	(158,239)	(3,509,769)

Net increase (decrease) in shares outstanding	(120,783)	$(1,231,268)

Class B
Period ended June 26, 2020*:
Shares sold	1,414	$32,897
Shares issued in reinvestment of dividends and distributions	15,819	362,893
Shares purchased	(18,798)	(405,502)

Net increase (decrease) in shares outstanding before conversion	(1,565)	(9,712)
Shares purchased upon conversion into other share class(es)	(158,615)	(3,237,166)

Net increase (decrease) in shares outstanding	(160,180)	$(3,246,878)

PGIM Global Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2021:
Shares sold	77,912	$1,729,513
Shares issued in reinvestment of dividends and distributions	2,091	45,074
Shares purchased	(187,989)	(4,134,518)

Net increase (decrease) in shares outstanding before conversion	(107,986)	(2,359,931)
Shares issued upon conversion from other share class(es)	709	15,262
Shares purchased upon conversion into other share class(es)	(392,325)	(8,876,564)

Net increase (decrease) in shares outstanding	(499,602)	$(11,221,233)

Year ended October 31, 2020:
Shares sold	183,258	$4,241,407
Shares issued in reinvestment of dividends and distributions	216,824	4,943,903
Shares purchased	(693,145)	(13,790,890)

Net increase (decrease) in shares outstanding before conversion	(293,063)	(4,605,580)
Shares purchased upon conversion into other share class(es)	(534,265)	(10,922,758)

Net increase (decrease) in shares outstanding	(827,328)	$(15,528,338)

Class R
Six months ended April 30, 2021:
Shares sold	31,432	$712,418
Shares issued in reinvestment of dividends and distributions	1,809	39,991
Shares purchased	(89,019)	(2,033,611)

Net increase (decrease) in shares outstanding	(55,778)	$(1,281,202)

Year ended October 31, 2020:
Shares sold	90,306	$1,973,453
Shares issued in reinvestment of dividends and distributions	90,410	2,101,000
Shares purchased	(279,271)	(6,082,495)

Net increase (decrease) in shares outstanding	(98,555)	$(2,008,042)

Class Z
Six months ended April 30, 2021:
Shares sold	3,037,996	$69,997,715
Shares issued in reinvestment of dividends and distributions	144,005	3,302,301
Shares purchased	(5,449,545)	(124,690,638)

Net increase (decrease) in shares outstanding before conversion	(2,267,544)	(51,390,622)
Shares issued upon conversion from other share class(es)	100,979	2,320,729
Shares purchased upon conversion into other share class(es)	(340,331)	(7,918,287)

Net increase (decrease) in shares outstanding	(2,506,896)	$(56,988,180)

Year ended October 31, 2020:
Shares sold	8,757,628	$188,295,017
Shares issued in reinvestment of dividends and distributions	4,246,795	98,997,967
Shares purchased	(19,361,776)	(408,696,997)

Net increase (decrease) in shares outstanding before conversion	(6,357,353)	(121,404,013)
Shares issued upon conversion from other share class(es)	221,007	4,961,954
Shares purchased upon conversion into other share class(es)	(1,120,845)	(24,094,546)

Net increase (decrease) in shares outstanding	(7,257,191)	$(140,536,605)

30

Class R2	Shares	Amount
Six months ended April 30, 2021:
Shares sold	9,507	$220,680
Shares issued in reinvestment of dividends and distributions	59	1,350
Shares purchased	(2,915)	(68,045)

Net increase (decrease) in shares outstanding	6,651	$153,985

Year ended October 31, 2020:
Shares sold	7,443	$163,045
Shares issued in reinvestment of dividends and distributions	1,183	27,518
Shares purchased	(4,936)	(107,924)

Net increase (decrease) in shares outstanding	3,690	$82,639

Class R4
Six months ended April 30, 2021:
Shares sold	9,241	$208,661
Shares issued in reinvestment of dividends and distributions	103	2,337
Shares purchased	(9,846)	(227,040)

Net increase (decrease) in shares outstanding before conversion	(502)	(16,042)
Shares issued upon conversion from other share class(es)	1,337	30,166
Shares purchased upon conversion into other share class(es)	(687)	(15,262)

Net increase (decrease) in shares outstanding	148	$(1,138)

Year ended October 31, 2020:
Shares sold	17,653	$385,058
Shares issued in reinvestment of dividends and distributions	2,487	57,909
Shares purchased	(8,475)	(191,346)

Net increase (decrease) in shares outstanding	11,665	$251,621

Class R6
Six months ended April 30, 2021:
Shares sold	1,929,833	$44,597,701
Shares issued in reinvestment of dividends and distributions	116,457	2,681,842
Shares purchased	(2,680,193)	(62,050,507)

Net increase (decrease) in shares outstanding before conversion	(633,903)	(14,770,964)
Shares issued upon conversion from other share class(es)	310,169	7,221,193
Shares purchased upon conversion into other share class(es)	(6,561)	(149,092)

Net increase (decrease) in shares outstanding	(330,295)	$(7,698,863)

Year ended October 31, 2020:
Shares sold	5,150,615	$109,837,724
Shares issued in reinvestment of dividends and distributions	2,145,888	49,834,829
Shares purchased	(5,257,414)	(115,275,625)

Net increase (decrease) in shares outstanding before conversion	2,039,089	44,396,928
Shares issued upon conversion from other share class(es)	1,007,337	21,544,610
Shares purchased upon conversion into other share class(es)	(31)	(604)

Net increase (decrease) in shares outstanding	3,046,395	$65,940,934

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

PGIM Global Real Estate Fund	31

Notes to Financial Statements (unaudited) (continued)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 52 days that the Fund had loans outstanding during the period was approximately $2,742,519, borrowed at a weighted average interest rate of 1.44%. The maximum loan outstanding amount during the period was $8,619,000. At April 30, 2021, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US

32

markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Related Securities Risk: An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks

PGIM Global Real Estate Fund	33

Notes to Financial Statements (unaudited) (continued)

as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Real Estate Investment Trust (REIT) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

34

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Global Real Estate Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.05		$27.31	$22.97	$24.07	$23.41	$24.36
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.31	0.36	0.42	0.31	0.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.07		(4.45)	4.87	(0.36)	1.21	(0.59)
Total from investment operations	5.19		(4.14)	5.23	0.06	1.52	(0.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.88)	(0.51)	(0.74)	(0.57)	(0.45)
Tax return of capital distributions	-		(0.25)	-	-	-	-
Distributions from net realized gains	-		(1.99)	(0.38)	(0.42)	(0.29)	(0.35)
Total dividends and distributions	(0.10)		(3.12)	(0.89)	(1.16)	(0.86)	(0.80)
Net asset value, end of period	$25.14		$20.05	$27.31	$22.97	$24.07	$23.41
Total Return(b):	25.96%		(16.64)%	23.50%	0.11%	6.72%	(0.67)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$142,862		$122,346	$169,987	$161,591	$283,167	$520,316
Average net assets (000)	$132,235		$139,599	$160,416	$231,191	$376,991	$546,171
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.32	%(e)	1.42%	1.50%	1.46%	1.27%	1.24%
Expenses before waivers and/or expense reimbursement	1.32	%(e)	1.42%	1.50%	1.46%	1.27%	1.24%
Net investment income (loss)	1.09	%(e)	1.40%	1.43%	1.79%	1.33%	1.84%
Portfolio turnover rate(f)	90%		158%	82%	57%	66%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.51		$26.69	$22.46	$23.57	$22.98	$23.93
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.19	0.25	0.30	0.15	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.93		(4.34)	4.77	(0.35)	1.18	(0.59)
Total from investment operations	4.98		(4.15)	5.02	(0.05)	1.33	(0.32)
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.79)	(0.41)	(0.64)	(0.45)	(0.28)
Tax return of capital distributions	-		(0.25)	-	-	-	-
Distributions from net realized gains	-		(1.99)	(0.38)	(0.42)	(0.29)	(0.35)
Total dividends and distributions	(0.04)		(3.03)	(0.79)	(1.06)	(0.74)	(0.63)
Net asset value, end of period	$24.45		$19.51	$26.69	$22.46	$23.57	$22.98
Total Return(b):	25.57%		(17.11)%	23.05%	(0.36)%	5.99%	(1.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,343		$23,586	$54,343	$67,679	$96,562	$142,836
Average net assets (000)	$21,382		$38,807	$62,207	$82,784	$116,225	$161,785
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.99	%(e)	1.95%	1.91%	1.92%	1.97%	1.94%
Expenses before waivers and/or expense reimbursement	1.99	%(e)	1.95%	1.91%	1.92%	1.97%	1.94%
Net investment income (loss)	0.44	%(e)	0.90%	1.05%	1.29%	0.67%	1.15%
Portfolio turnover rate(f)	90%		158%	82%	57%	66%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	37

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.97		$27.24	$22.90	$24.01	$23.36	$24.30
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.27	0.33	0.40	0.27	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.06		(4.44)	4.88	(0.38)	1.21	(0.57)
Total from investment operations	5.16		(4.17)	5.21	0.02	1.48	(0.19)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.86)	(0.49)	(0.71)	(0.54)	(0.40)
Tax return of capital distributions	-		(0.25)	-	-	-	-
Distributions from net realized gains	-		(1.99)	(0.38)	(0.42)	(0.29)	(0.35)
Total dividends and distributions	(0.07)		(3.10)	(0.87)	(1.13)	(0.83)	(0.75)
Net asset value, end of period	$25.06		$19.97	$27.24	$22.90	$24.01	$23.36
Total Return(b):	25.86%		(16.82)%	23.45%	(0.06)%	6.52%	(0.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,363		$12,562	$19,815	$19,864	$33,346	$28,647
Average net assets (000)	$13,766		$15,354	$19,694	$24,550	$33,336	$26,820
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.57	%(e)	1.58%	1.58%	1.60%	1.47%	1.44%
Expenses before waivers and/or expense reimbursement	1.82	%(e)	1.83%	1.83%	1.85%	1.72%	1.69%
Net investment income (loss)	0.85	%(e)	1.25%	1.35%	1.70%	1.15%	1.59%
Portfolio turnover rate(f)	90%		158%	82%	57%	66%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.15		$27.45	$23.07	$24.17	$23.50	$24.45
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.42	0.50	0.55	0.39	0.51
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.10		(4.48)	4.92	(0.36)	1.21	(0.59)
Total from investment operations	5.27		(4.06)	5.42	0.19	1.60	(0.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(1.00)	(0.66)	(0.87)	(0.64)	(0.52)
Tax return of capital distributions	-		(0.25)	-	-	-	-
Distributions from net realized gains	-		(1.99)	(0.38)	(0.42)	(0.29)	(0.35)
Total dividends and distributions	(0.13)		(3.24)	(1.04)	(1.29)	(0.93)	(0.87)
Net asset value, end of period	$25.29		$20.15	$27.45	$23.07	$24.17	$23.50
Total Return(b):	26.23%		(16.26)%	24.27%	0.64%	7.05%	(0.37)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$702,101		$609,899	$1,030,064	$974,596	$1,473,514	$2,108,092
Average net assets (000)	$662,860		$794,641	$971,722	$1,175,745	$1,747,768	$2,247,294
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.93	%(e)	0.94%	0.92%	0.93%	0.97%	0.94%
Expenses before waivers and/or expense reimbursement	0.93	%(e)	0.94%	0.92%	0.93%	0.97%	0.94%
Net investment income (loss)	1.48	%(e)	1.90%	2.01%	2.32%	1.65%	2.13%
Portfolio turnover rate(f)	90%		158%	82%	57%	66%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	39

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,		December 27, 2017(a) through October 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.11		$27.40	$23.05	$24.10
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.32	0.34	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.10		(4.45)	4.97	(0.96)
Total from investment operations	5.22		(4.13)	5.31	(0.72)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.92)	(0.58)	(0.33)
Tax return of capital distributions	-		(0.25)	-	-
Distributions from net realized gains	-		(1.99)	(0.38)	-
Total dividends and distributions	(0.09)		(3.16)	(0.96)	(0.33)
Net asset value, end of period	$25.24		$20.11	$27.40	$23.05
Total Return(c):	26.01%		(16.56)%	23.77%	(3.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$465		$237	$222	$10
Average net assets (000)	$341		$223	$69	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30	%(e)	1.30%	1.30%	1.30	%(e)
Expenses before waivers and/or expense reimbursement	4.92	%(e)	7.86%	19.11%	209.91	%(e)
Net investment income (loss)	1.04	%(e)	1.48%	1.28%	1.22	%(e)
Portfolio turnover rate(f)	90%		158%	82%	57%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,		December 27, 2017(a) through October 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.12		$27.41	$23.06	$24.10
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.39	0.47	(0.27)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.10		(4.47)	4.90	(0.39)
Total from investment operations	5.26		(4.08)	5.37	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.97)	(0.64)	(0.38)
Tax return of capital distributions	-		(0.25)	-	-
Distributions from net realized gains	-		(1.99)	(0.38)	-
Total dividends and distributions	(0.12)		(3.21)	(1.02)	(0.38)
Net asset value, end of period	$25.26		$20.12	$27.41	$23.06
Total Return(c):	26.14%		(16.35)%	24.08%	(2.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$830		$658	$577	$295
Average net assets (000)	$792		$616	$409	$24
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%	1.05%	1.05	%(e)
Expenses before waivers and/or expense reimbursement	2.60	%(e)	3.39%	4.06%	87.40	%(e)
Net investment income (loss)	1.37	%(e)	1.78%	1.86%	(1.35	)%(e)
Portfolio turnover rate(f)	90%		158%	82%	57%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	41

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.14		$ 27.44	$ 23.06	$ 24.17	$ 23.51	$ 24.45
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.44	0.54	0.53	0.43	0.55
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.11		(4.47)	4.90	(0.32)	1.20	(0.58)
Total from investment operations	5.29		(4.03)	5.44	0.21	1.63	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(1.03)	(0.68)	(0.90)	(0.68)	(0.56)
Tax return of capital distributions	-		(0.25)	-	-	-	-
Distributions from net realized gains	-		(1.99)	(0.38)	(0.42)	(0.29)	(0.35)
Total dividends and distributions	(0.15)		(3.27)	(1.06)	(1.32)	(0.97)	(0.91)
Net asset value, end of period	$25.28		$ 20.14	$ 27.44	$ 23.06	$ 24.17	$ 23.51
Total Return(b):	26.32%		(16.14)%	24.42%	0.74%	7.18%	(0.17)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$472,216		$382,847	$438,023	$863,357	$748,552	$424,097
Average net assets (000)	$432,844		$383,591	$711,529	$896,240	$575,716	$368,820
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.79	%(e)	0.80%	0.79%	0.80%	0.80%	0.79%
Expenses before waivers and/or expense reimbursement	0.79	%(e)	0.80%	0.79%	0.80%	0.80%	0.79%
Net investment income (loss)	1.61	%(e)	2.01%	2.19%	2.23%	1.81%	2.27%
Portfolio turnover rate(f)	90%		158%	82%	57%	66%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Global Real Estate Fund	43

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate PGIM Real Estate (UK) Limited	7 Giralda Farms Madison, NJ 07940 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL REAL ESTATE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PURAX	PURCX	PURRX	PURZX	PUREX	PURGX	PGRQX
CUSIP	744336108	744336306	744336405	744336504	744336678	744336660	744336876

MF182E2

PGIM JENNISON TECHNOLOGY FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison Technology Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Technology Fund

June 15, 2021

PGIM Jennison Technology Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	20.68	51.25	25.54 (6/19/18)
Class C	20.23	57.94	27.13 (6/19/18)
Class Z	20.80	60.40	28.40 (6/19/18)
Class R6	20.86	60.61	28.46 (6/19/18)
MSCI All Country World Information Technology Index
	29.02	59.65	28.03

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

MSCI All Country World Information Technology Index—The MSCI ACWI Information Technology Index includes large and mid cap securities across 23 Developed Markets (DM) countries and 26 Emerging Markets (EM) countries. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK, and the United States. The emerging market country indexes included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Technology Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	7.6%
Microsoft Corp.	Software	6.4%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	Semiconductors & Semiconductor Equipment	5.6%
Twilio, Inc. (Class A Stock)	IT Services	3.9%
Adobe, Inc.	Software	3.2%
Keysight Technologies, Inc.	Electronic Equipment, Instruments & Components	3.1%
MercadoLibre, Inc. (Argentina)	Internet & Direct Marketing Retail	3.0%
Square, Inc. (Class A Stock)	IT Services	2.9%
Sea Ltd. (Taiwan), ADR	Entertainment	2.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Technology Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Technology Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,206.80	1.10%	$6.02
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
Class C	Actual	$1,000.00	$1,202.30	1.85%	$10.10
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25
Class Z	Actual	$1,000.00	$1,208.00	0.85%	$4.65
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
Class R6	Actual	$1,000.00	$1,208.60	0.80%	$4.38
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS

Aerospace & Defense 0.8%
Hexcel Corp.*	3,607	$203,471

Auto Components 2.4%
Aptiv PLC*	4,470	643,188

Automobiles 2.5%
Tesla, Inc.*	926	656,942

Electrical Equipment 0.3%
Plug Power, Inc.*	2,683	76,492

Electronic Equipment, Instruments & Components 3.1%
Keysight Technologies, Inc.*	5,608	809,515

Entertainment 5.1%
Netflix, Inc.*	1,125	577,654
Sea Ltd. (Taiwan), ADR*	3,054	771,257

		1,348,911

Health Care Equipment & Supplies 2.8%
Intuitive Surgical, Inc.*	859	743,035

Hotels, Restaurants & Leisure 1.4%
Airbnb, Inc. (Class A Stock)*(a)	2,174	375,472

Interactive Media & Services 9.3%
Alphabet, Inc. (Class C Stock)*	313	754,367
Match Group, Inc.*	3,749	583,457
Snap, Inc. (Class A Stock)*	5,455	337,228
Tencent Holdings Ltd. (China)	5,425	435,983
Zillow Group, Inc. (Class C Stock)*	2,588	336,751

		2,447,786

Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.*	117	405,688
MercadoLibre, Inc. (Argentina)*	508	798,058

		1,203,746

See Notes to Financial Statements.

PGIM Jennison Technology Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 15.3%
Adyen NV (Netherlands), 144A*	238	$583,672
PayPal Holdings, Inc.*	2,773	727,330
Shopify, Inc. (Canada) (Class A Stock)*	503	594,803
Snowflake, Inc. (Class A Stock)*	1,436	332,563
Square, Inc. (Class A Stock)*	3,154	772,162
Twilio, Inc. (Class A Stock)*	2,835	1,042,713

		4,053,243

Life Sciences Tools & Services 3.1%
Mettler-Toledo International, Inc.*	320	420,262
Sartorius Stedim Biotech (France)	864	396,837

		817,099

Metals & Mining 1.4%
Ganfeng Lithium Co. Ltd. (China) (Class H Stock), 144A	27,756	376,474

Real Estate Management & Development 1.7%
CBRE Group, Inc. (Class A Stock)*	5,237	446,192

Semiconductors & Semiconductor Equipment 17.9%
Broadcom, Inc.	1,441	657,384
Infineon Technologies AG (Germany)	15,252	612,611
Lam Research Corp.	509	315,809
NVIDIA Corp.	2,785	1,672,058
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	12,552	1,465,321

		4,723,183

Software 19.9%
Adobe, Inc.*	1,675	851,469
Coupa Software, Inc.*	1,195	321,503
DocuSign, Inc.*	1,206	268,866
Microsoft Corp.	6,723	1,695,406
RingCentral, Inc. (Class A Stock)*	2,041	650,977
salesforce.com, Inc.*	3,262	751,304
Workday, Inc. (Class A Stock)*	2,867	708,149

		5,247,674

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	15,293	$2,010,418
Stratasys Ltd.*	7,706	172,691

		2,183,109

TOTAL LONG-TERM INVESTMENTS (cost $17,661,019)		26,355,532

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	41,803	41,803
PGIM Institutional Money Market Fund (cost $380,615; includes $380,604 of cash collateral for securities on loan)(b)(wa)	380,806	380,615

TOTAL SHORT-TERM INVESTMENTS (cost $422,418)		422,418

TOTAL INVESTMENTS 101.4% (cost $18,083,437)		26,777,950
Liabilities in excess of other assets (1.4)%		(358,998)

NET ASSETS 100.0%		$26,418,952

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $362,691; cash collateral of $380,604 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$203,471	$—	$—
Auto Components	643,188	—	—
Automobiles	656,942	—	—
Electrical Equipment	76,492	—	—
Electronic Equipment, Instruments & Components	809,515	—	—
Entertainment	1,348,911	—	—
Health Care Equipment & Supplies	743,035	—	—
Hotels, Restaurants & Leisure	375,472	—	—
Interactive Media & Services	2,011,803	435,983	—
Internet & Direct Marketing Retail	1,203,746	—	—
IT Services	3,469,571	583,672	—
Life Sciences Tools & Services	420,262	396,837	—
Metals & Mining	—	376,474	—
Real Estate Management & Development	446,192	—	—
Semiconductors & Semiconductor Equipment	4,110,572	612,611	—
Software	5,247,674	—	—
Technology Hardware, Storage & Peripherals	2,183,109	—	—
Affiliated Mutual Funds	422,418	—	—

Total	$24,372,373	$2,405,577	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

Software	19.9%
Semiconductors & Semiconductor Equipment	17.9
IT Services	15.3
Interactive Media & Services	9.3
Technology Hardware, Storage & Peripherals	8.3
Entertainment	5.1

Internet & Direct Marketing Retail	4.5%
Life Sciences Tools & Services	3.1
Electronic Equipment, Instruments & Components	3.1
Health Care Equipment & Supplies	2.8
Automobiles	2.5
Auto Components	2.4

See Notes to Financial Statements.

12

Industry Classification (continued):

Real Estate Management & Development	1.7%
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	1.6
Metals & Mining	1.4
Hotels, Restaurants & Leisure	1.4
Aerospace & Defense	0.8

Electrical Equipment	0.3%

101.4
Liabilities in excess of other assets	(1.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$362,691	$(362,691)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Assets
Investments at value, including securities on loan of $362,691:
Unaffiliated investments (cost $17,661,019)	$26,355,532
Affiliated investments (cost $422,418)	422,418
Receivable for investments sold	177,033
Receivable for Fund shares sold	12,722
Tax reclaim receivable	312
Dividends receivable	30
Prepaid expenses	1,178

Total Assets	26,969,225

Liabilities
Payable to broker for collateral for securities on loan	380,604
Payable for investments purchased	103,592
Accrued expenses and other liabilities	48,857
Payable for Fund shares purchased	10,178
Affiliated transfer agent fee payable	2,499
Management fee payable	2,189
Distribution fee payable	1,257
Trustees’ fees payable	1,097

Total Liabilities	550,273

Net Assets	$26,418,952

Net assets were comprised of:
Shares of beneficial interest, at par	$1,350
Paid-in capital in excess of par	15,576,735
Total distributable earnings (loss)	10,840,867

Net assets, April 30, 2021	$26,418,952

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($3,394,020 ÷ 174,468 shares of beneficial interest issued and outstanding)	$19.45
Maximum sales charge (5.50% of offering price)	1.13

Maximum offering price to public	$20.58

Class C
Net asset value, offering price and redemption price per share, ($673,057 ÷ 35,354 shares of beneficial interest issued and outstanding)	$19.04

Class Z
Net asset value, offering price and redemption price per share, ($11,923,692 ÷ 608,479 shares of beneficial interest issued and outstanding)	$19.60

Class R6
Net asset value, offering price and redemption price per share, ($10,428,183 ÷ 532,074 shares of beneficial interest issued and outstanding)	$19.60

See Notes to Financial Statements.

PGIM Jennison Technology Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,662 foreign withholding tax)	$42,975
Affiliated dividend income	241
Income from securities lending, net (including affiliated income of $48)	86

Total income	43,302

Expenses
Management fee	86,662
Distribution fee(a)	7,933
Registration fees(a)	26,575
Custodian and accounting fees	24,488
Audit fee	12,503
Legal fees and expenses	8,190
Transfer agent’s fees and expenses (including affiliated expense of $5,381)(a)	8,162
Trustees’ fees	5,386
Shareholders’ reports	3,878
Miscellaneous	9,498

Total expenses	193,275
Less: Fee waiver and/or expense reimbursement(a)	(89,671)
Distribution fee waiver(a)	(780)

Net expenses	102,824

Net investment income (loss)	(59,522)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(20))	2,248,806
Foreign currency transactions	151

2,248,957

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $10)	1,828,829
Foreign currencies	190

1,829,019

Net gain (loss) on investment and foreign currency transactions	4,077,976

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,018,454

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	4,678	3,255	—	—
Registration fees	7,165	6,456	6,515	6,439
Transfer agent’s fees and expenses	3,465	612	4,016	69
Fee waiver and/or expense reimbursement	(17,680)	(8,549)	(31,176)	(32,266)
Distribution fee waiver	(780)	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(59,522)	$(45,981)
Net realized gain (loss) on investment and foreign currency transactions	2,248,957	1,212,559
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,829,019	5,417,785

Net increase (decrease) in net assets resulting from operations	4,018,454	6,584,363

Dividends and Distributions
Distributions from distributable earnings
Class A	(124,513)	—
Class C	(28,794)	—
Class Z	(369,881)	(2,103)
Class R6	(432,224)	(5,091)

	(955,412)	(7,194)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	5,797,237	6,496,402
Net asset value of shares issued in reinvestment of dividends and distributions	865,619	7,095
Cost of shares purchased	(1,928,190)	(6,023,367)

Net increase (decrease) in net assets from Fund share transactions	4,734,666	480,130

Total increase (decrease)	7,797,708	7,057,299

Net Assets:
Beginning of period	18,621,244	11,563,945

End of period	$26,418,952	$18,621,244

See Notes to Financial Statements.

PGIM Jennison Technology Fund	17

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM Global Real Estate Fund, PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Technology Fund (the “Fund”).

The investment objective of the Fund is to seek long-term capital appreciation.

2. Accounting	Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A

18

record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

PGIM Jennison Technology Fund	19

Notes to Financial Statements (unaudited) (continued)

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

20

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

PGIM Jennison Technology Fund	21

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “Subadviser”). The Manager pays for the services of Jennison.

22

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion, 0.73% of the next $2 billion, 0.71% of the next $2 billion, 0.70% of the next $5 billion and 0.69% of the Fund’s average daily net assets in excess $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.10% of average daily net assets for Class A shares, 1.85% of average daily net assets for Class C shares, 0.85% of average daily net assets for Class Z shares and 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively.PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.25% of the average daily net assets of Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS received $3,835 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $134 in contingent deferred sales charges imposed upon redemptions by certain Class A shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Jennison Technology Fund	23

Notes to Financial Statements (unaudited) (continued)

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $13,361,407 and $9,644,846, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

24

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$278,464	$6,979,042	$7,215,703	$—	$—	$41,803	41,803	$241

PGIM Institutional Money Market Fund (1)(b)(wa)
115,330	1,056,404	791,109	10	(20)	380,615	380,806	48	(2)

$393,794	$8,035,446	$8,006,812	$10	$(20)	$422,418		$289

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$18,125,633

Gross Unrealized Appreciation	9,035,811
Gross Unrealized Depreciation	(383,494)

Net Unrealized Appreciation	$8,652,317

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on

PGIM Jennison Technology Fund	25

Notes to Financial Statements (unaudited) (continued)

a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class C	1,045	3.0%
Class R6	524,057	98.5%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	38.8%	3	33.6%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	62,054	$1,220,366
Shares issued in reinvestment of dividends and distributions	6,499	124,513
Shares purchased	(38,507)	(735,610)

Net increase (decrease) in shares outstanding before conversion	30,046	609,269
Shares issued upon conversion from other share class(es)	4,140	91,898
Shares purchased upon conversion into other share class(es)	(2,264)	(43,536)

Net increase (decrease) in shares outstanding	31,922	$657,631

Year ended October 31, 2020:
Shares sold	162,602	$2,418,039
Shares purchased	(60,926)	(976,393)

Net increase (decrease) in shares outstanding	101,676	$1,441,646

26

Class C	Shares	Amount
Six months ended April 30, 2021:
Shares sold	7,810	$154,315
Shares issued in reinvestment of dividends and distributions	1,470	27,637
Shares purchased	(1,659)	(31,571)

Net increase (decrease) in shares outstanding before conversion	7,621	150,381
Shares purchased upon conversion into other share class(es)	(4,224)	(91,898)

Net increase (decrease) in shares outstanding	3,397	$58,483

Year ended October 31, 2020:
Shares sold	31,176	$437,349
Shares purchased	(4,702)	(76,155)

Net increase (decrease) in shares outstanding	26,474	$361,194

Class Z
Six months ended April 30, 2021:
Shares sold	233,089	$4,422,556
Shares issued in reinvestment of dividends and distributions	14,689	283,197
Shares purchased	(58,702)	(1,161,009)

Net increase (decrease) in shares outstanding before conversion	189,076	3,544,744
Shares issued upon conversion from other share class(es)	2,248	43,536

Net increase (decrease) in shares outstanding	191,324	$3,588,280

Year ended October 31, 2020:
Shares sold	251,099	$3,500,471
Shares issued in reinvestment of dividends and distributions	165	2,004
Shares purchased	(317,144)	(4,970,819)

Net increase (decrease) in shares outstanding	(65,880)	$(1,468,344)

Class R6
Six months ended April 30, 2021:
Shares issued in reinvestment of dividends and distributions	22,310	$430,272

Net increase (decrease) in shares outstanding	22,310	$430,272

Year ended October 31, 2020:
Shares sold	7,783	$140,543
Shares issued in reinvestment of dividends and distributions	419	5,091

Net increase (decrease) in shares outstanding	8,202	$145,634

8.    Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

PGIM Jennison Technology Fund	27

Notes to Financial Statements (unaudited) (continued)

SCA
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2021.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a

28

risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-diversification Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

10. Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in

PGIM Jennison Technology Fund	29

Notes to Financial Statements (unaudited) (continued)

part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2021		Year Ended October 31,		June 19, 2018(a) through October 31, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.83		$11.18	$9.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.09)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.54		5.74	1.57	(0.35)
Total from investment operations	3.47		5.65	1.54	(0.36)
Less Dividends and Distributions:
Distributions from net realized gains	(0.85)		-	-	-
Net asset value, end of period	$19.45		$16.83	$11.18	$9.64
Total Return(c):	20.68%		50.54%	15.98%	(3.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,394		$2,400	$457	$110
Average net assets (000)	$3,145		$1,365	$216	$37
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10	%(e)	1.10%	1.10%	1.10	%(e)
Expenses before waivers and/or expense reimbursement	2.28	%(e)	3.33%	9.15%	148.53	%(e)
Net investment income (loss)	(0.73	)%(e)	(0.60)%	(0.27)%	(0.37	)%(e)
Portfolio turnover rate(f)	43%		74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2021		Year Ended October 31,		June 19, 2018(a) through October 31, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.55		$11.07	$9.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.14)		(0.21)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.48		5.69	1.55	(0.34)
Total from investment operations	3.34		5.48	1.45	(0.38)
Less Dividends and Distributions:
Distributions from net realized gains	(0.85)		-	-	-
Net asset value, end of period	$19.04		$16.55	$11.07	$9.62
Total Return(c):	20.23%		49.50%	15.07%	(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$673		$529	$61	$39
Average net assets (000)	$656		$265	$56	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.85	%(e)	1.85%	1.85%	1.85	%(e)
Expenses before waivers and/or expense reimbursement	4.48	%(e)	8.45%	26.92%	166.12	%(e)
Net investment income (loss)	(1.47	)%(e)	(1.38)%	(0.95)%	(1.16	)%(e)
Portfolio turnover rate(f)	43%		74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended April 30, 2021		Year Ended October 31,		June 19, 2018(a) through October 31, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.93		$11.22	$9.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.04)	- (c)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.57		5.75	1.57	(0.33)
Total from investment operations	3.52		5.71	1.57	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	-		- (c)	(0.01)	-
Distributions from net realized gains	(0.85)		-	-	-
Total dividends and distributions	(0.85)		-	(0.01)	-
Net asset value, end of period	$19.60		$16.93	$11.22	$9.66
Total Return(d):	20.80%		50.94%	16.25%	(3.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,924		$7,063	$5,420	$2,327
Average net assets (000)	$9,234		$6,864	$4,521	$1,204
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85	%(f)	0.85%	0.85%	0.85	%(f)
Expenses before waivers and/or expense reimbursement	1.53	%(f)	2.03%	2.66%	10.00	%(f)
Net investment income (loss)	(0.48	)%(f)	(0.27)%	0.03%	(0.21	)%(f)
Portfolio turnover rate(g)	43%		74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	33

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2021		Year Ended October 31,		June 19, 2018(a) through October 31, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.93		$11.22	$9.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.03)	0.01	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.56		5.75	1.56	(0.34)
Total from investment operations	3.52		5.72	1.57	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.01)	(0.01)	-
Distributions from net realized gains	(0.85)		-	-	-
Total dividends and distributions	(0.85)		(0.01)	(0.01)	-
Net asset value, end of period	$19.60		$16.93	$11.22	$9.66
Total Return(d):	20.86%		51.02%	16.28%	(3.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,428		$8,630	$5,627	$4,838
Average net assets (000)	$10,267		$7,106	$5,280	$5,084
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.80	%(f)	0.80%	0.80%	0.80	%(f)
Expenses before waivers and/or expense reimbursement	1.43	%(f)	1.90%	2.56%	6.54	%(f)
Net investment income (loss)	(0.42	)%(f)	(0.22)%	0.10%	(0.12	)%(f)
Portfolio turnover rate(g)	43%		74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Technology Fund	35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Technology Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON TECHNOLOGY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PGKAX	PGKCX	PGKZX	PGKRX
CUSIP	744336652	744336645	744336637	744336629

MF240E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2021